Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	11 Months Ended	12 Months Ended	18 Months Ended	23 Months Ended	30 Months Ended	35 Months Ended	42 Months Ended	47 Months Ended	54 Months Ended	59 Months Ended	66 Months Ended	71 Months Ended	78 Months Ended	83 Months Ended	90 Months Ended	95 Months Ended	102 Months Ended	107 Months Ended	119 Months Ended
	Apr. 06, 2017	Oct. 16, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2025	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025
C000159220
Account Value [Line Items]
Line Graph and Table Measure Name					Deer Park Total Return Credit Fund
Accumulated Value		$ 9,425		$ 10,459			$ 11,640		$ 12,156		$ 12,541		$ 12,477		$ 13,578		$ 12,423		$ 12,084		$ 12,717	$ 13,057
C000159221
Account Value [Line Items]
Line Graph and Table Measure Name					Deer Park Total Return Credit Fund
Accumulated Value	$ 10,000		$ 10,651			$ 11,042		$ 11,296		$ 11,166		$ 12,051		$ 10,949		$ 10,569		$ 11,041		$ 11,254
C000159222
Account Value [Line Items]
Line Graph and Table Measure Name					Deer Park Total Return Credit Fund
Accumulated Value		100,000		111,316			124,126		129,961		134,379		134,057		146,240		134,141		130,964		138,006	142,222
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,474			10,482		10,354		11,421		12,218		12,109		10,341		10,408		11,612	11,947
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,198			10,074		11,111		11,887		11,781		10,061		10,126		11,297		11,623
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value		100,000		104,743			104,819		103,544		114,205		122,182		121,089		103,410		104,077		116,117	119,465
HFRX Fixed Income Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name					HFRX Fixed Income Credit Index
Accumulated Value		10,001		9,987			10,525		10,638		10,686		11,573		12,376		10,666		11,250		12,223	13,089
HFRX Fixed Income Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name					HFRX Fixed Income Credit Index
Accumulated Value	$ 10,001		$ 10,217			$ 10,327		$ 10,373		$ 11,235		$ 12,014		$ 10,354		$ 10,921		$ 11,866		$ 12,706
HFRX Fixed Income Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name					HFRX Fixed Income Credit Index
Accumulated Value		$ 99,999		$ 99,858			$ 105,239		$ 106,373		$ 106,845		$ 115,720		$ 123,744		$ 106,649		$ 112,488		$ 122,223	$ 130,873